15. Non-financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 17,380	$ 20,594
Annual salary assumed | One percentage point increase
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	9,333	6,600
Annual salary assumed | One percentage point decrease
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ (8,296)	$ (5,788)